Note 8 - Equity in earnings of non-consolidated companies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Equity in Earnings of Nonconsolidated Companies [Line Items]
Earnings from non-consolidated companies	$ 8,548	$ 79,411
Bargain purchase gain	2,212	3,162
Impairment loss on non-consolidated companies			(34,041)
Equity in earnings of non-consolidated companies	8,548	95,404	208,702
Net of Effect Participation Increase [Member]
Disclosure of Equity in Earnings of Nonconsolidated Companies [Line Items]
Earnings from non-consolidated companies	8,548	104,897	242,743
Usiminas
Disclosure of Equity in Earnings of Nonconsolidated Companies [Line Items]
Impairment loss on non-consolidated companies			(19,100)
Net loss related to participation increase in Usiminas		(25,500)
Usiminas | Effect Participation Increase [Member]
Disclosure of Equity in Earnings of Nonconsolidated Companies [Line Items]
Net loss related to participation increase in Usiminas		(25,486)
Global Pipe Company [Member]
Disclosure of Equity in Earnings of Nonconsolidated Companies [Line Items]
Remeasurement of previously held interest		4,506
Bargain purchase gain		$ 11,487